DERIVATIVE FINANCIAL INSTRUMENTS - Commodity Price Risk Management (Details) $ in Thousands, gal in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) gal	Dec. 31, 2019 USD ($) gal
Disclosure of detailed information about financial instruments [line items]
Premiums realized on written foreign exchange call options	$ (1,779)	$ (1,693)
Realized loss on warrants		88
Unrealized gain on warrants (Note 20)	(82,003)	(2,325)
Realized loss (gain) on currency and commodity derivatives	5,988	(450)
Unrealized gain on currency and commodity derivatives	(30,079)	(12,744)
Gain on derivative financial instruments	$ (107,873)	$ (17,124)
Heating Oil Commodity Derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments outstanding (in volume) | gal	24.0	12.0